Disclosure of information about key management personnel (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Key management personnel compensation, short-term employee benefits	CAD 4,101,441	CAD 3,189,845
Key management personnel compensation, share-based payment	8,830,606	7,686,442
Remuneration attributed to key management personnel	CAD 12,932,047	CAD 10,876,287